UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,974,927	$ 287,572	¥ 1,589,161	$ 230,407	¥ 1,011,591	¥ 1,038,583	¥ 824,546
Short-term investments	158,374	23,061	157,808	22,880
Accounts receivable, net of allowance of RMB19,468 and RMB19,243 as of December 31, 2022 and March 31, 2023, respectively	114,465	16,667	132,699	19,239		99,961
Prepayments and other current assets	222,112	32,342	133,901	19,414		167,161
Amounts due from related parties	102,885	14,981	53,630	7,776		51,937
Inventories	65,079	9,476	57,460	8,331		58,575
Total current assets	2,637,842	384,099	2,124,659	308,047		1,416,217
Non-current assets
Restricted cash	946	138	946	137	946	946	8,590
Contract costs	72,278	10,524	67,270	9,753		62,415
Property and equipment, net	342,562	49,881	360,300	52,239		439,015
Operating lease right-of-use assets	1,868,615	272,091	1,932,000	280,114
Intangible assets, net	5,238	763	5,537	803		3,820
Goodwill	17,446	2,540	17,446	2,529		17,446
Other assets	147,000	21,405	141,335	20,492		182,581
Deferred tax assets	107,509	15,655	112,533	16,315		122,707
Total non-current assets	2,561,594	372,997	2,637,367	382,382		828,930
Total assets	5,199,436	757,096	4,762,026	690,429		2,245,147
Current liabilities
Operating lease liabilities, current	321,370	46,795	319,598	46,337
Accounts payable	217,904	31,731	184,901	26,808		161,277
Deferred revenue, current	228,812	33,318	202,996	29,432		233,735
Salary and welfare payable	92,770	13,508	103,539	15,012		95,238
Accrued expenses and other payables	532,373	77,520	330,282	47,886		447,380
Income taxes payable	61,049	8,889	31,336	4,543		46,176
Short-term borrowings	181,848	26,479	142,828	20,708		64,808
Current portion of long-term borrowings	29,130	4,242	29,130	4,223		1,000
Amounts due to related parties	5,607	816	3,004	436		1,772
Total current liabilities	1,670,863	243,298	1,347,614	195,385		1,051,386
Non-current liabilities
Operating lease liabilities, non-current	1,742,358	253,707	1,805,402	261,759
Deferred revenue, non-current	290,302	42,271	277,841	40,283		267,909
Long-term borrowings, non-current portion	2,000	291	2,000	290		43,630
Other non-current liabilities	149,963	21,836	141,763	20,554		317,607
Total non-current liabilities	2,184,623	318,105	2,227,006	322,886		629,146
Total liabilities	3,855,486	561,403	3,574,620	518,271		1,680,532
Shareholders' equity
Additional paid in capital	1,427,769	207,899	1,286,189	186,480		764,502
Accumulated deficit	(61,457)	(8,949)	(78,304)	(11,353)		(176,403)
Accumulated other comprehensive loss	(12,945)	(1,885)	(10,865)	(1,575)		(8,947)
Total equity attributable to shareholders of the Company	1,353,652	197,106	1,197,305	173,593		579,426
Non-controlling interests	(9,702)	(1,413)	(9,899)	(1,435)		(14,811)
Total shareholders' equity	1,343,950	195,693	1,187,406	172,158	¥ 571,606	564,615	¥ (315,596)	¥ (299,757)
Commitments and contingencies
Total liabilities and shareholders' equity	5,199,436	757,096	4,762,026	690,429		2,245,147
Class A ordinary shares
Shareholders' equity
Ordinary shares	229	33	229	33		218
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56	$ 8		¥ 56